Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

October 31, 2020

FVD-QTLY-1220
1.809083.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	678,200	$38,650,618
Entertainment - 0.2%
Lions Gate Entertainment Corp. Class B (a)	662,577	4,154,358
Interactive Media & Services - 2.8%
Alphabet, Inc. Class A (a)	24,848	40,157,101
Facebook, Inc. Class A (a)	72,300	19,022,853
		59,179,954
Media - 5.1%
Comcast Corp. Class A	1,597,103	67,461,631
Fox Corp. Class A	248,311	6,585,208
Interpublic Group of Companies, Inc.	1,400,745	25,339,477
WPP PLC	1,335,100	10,663,828
		110,050,144
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	210,500	23,064,485

TOTAL COMMUNICATION SERVICES		235,099,559

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.8%
Lear Corp.	141,300	17,070,453
Household Durables - 0.8%
Newell Brands, Inc.	330,700	5,840,162
Whirlpool Corp.	64,295	11,892,003
		17,732,165
Multiline Retail - 1.1%
Dollar General Corp.	109,100	22,770,261
Specialty Retail - 3.4%
Best Buy Co., Inc.	257,200	28,690,660
Dick's Sporting Goods, Inc.	204,900	11,607,585
Lowe's Companies, Inc.	164,100	25,944,210
Williams-Sonoma, Inc.	55,200	5,034,792
		71,277,247
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	396,528	23,113,617
Tapestry, Inc.	630,200	14,009,346
		37,122,963

TOTAL CONSUMER DISCRETIONARY		165,973,089

CONSUMER STAPLES - 7.6%
Beverages - 0.3%
C&C Group PLC (United Kingdom)	3,229,410	6,769,228
Food & Staples Retailing - 2.7%
Kroger Co.	742,700	23,922,367
Performance Food Group Co. (a)	65,753	2,209,958
Sysco Corp.	181,646	10,046,840
U.S. Foods Holding Corp. (a)	962,600	20,118,340
		56,297,505
Food Products - 1.6%
Mondelez International, Inc.	528,100	28,052,672
Tyson Foods, Inc. Class A	97,900	5,602,817
		33,655,489
Household Products - 2.3%
Procter & Gamble Co.	323,000	44,283,300
Spectrum Brands Holdings, Inc.	75,939	4,318,651
		48,601,951
Tobacco - 0.7%
Altria Group, Inc.	431,500	15,568,520

TOTAL CONSUMER STAPLES		160,892,693

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP (b)	379,295	4,411,201
Oil, Gas & Consumable Fuels - 1.8%
Cabot Oil & Gas Corp.	912,500	16,233,375
GasLog Partners LP	119,652	384,083
Golar LNG Partners LP (b)	644,422	1,333,954
Parex Resources, Inc. (a)	1,282,900	12,489,089
Teekay LNG Partners LP	804,999	8,380,040
		38,820,541

TOTAL ENERGY		43,231,742

FINANCIALS - 17.2%
Banks - 5.0%
Bank of America Corp.	1,745,700	41,373,090
CIT Group, Inc.	12,800	376,960
Cullen/Frost Bankers, Inc.	72,400	5,087,548
JPMorgan Chase & Co.	273,900	26,853,156
M&T Bank Corp.	159,400	16,510,652
PNC Financial Services Group, Inc.	146,500	16,390,420
		106,591,826
Capital Markets - 1.2%
Affiliated Managers Group, Inc.	133,100	10,031,747
BlackRock, Inc. Class A	12,600	7,550,046
Invesco Ltd.	220,300	2,888,133
State Street Corp.	91,719	5,402,249
		25,872,175
Consumer Finance - 3.1%
Capital One Financial Corp.	377,932	27,619,271
Discover Financial Services	585,922	38,090,789
		65,710,060
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	461,560	93,188,965
Insurance - 3.3%
Allstate Corp.	66,007	5,858,121
American International Group, Inc.	277,900	8,751,071
Chubb Ltd.	201,047	26,118,016
The Travelers Companies, Inc.	239,115	28,863,572
		69,590,780
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	109,900	4,379,515
MGIC Investment Corp.	24,756	249,045
		4,628,560

TOTAL FINANCIALS		365,582,366

HEALTH CARE - 17.2%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	174,700	20,114,958
Amgen, Inc.	150,593	32,669,645
Regeneron Pharmaceuticals, Inc. (a)	38,500	20,927,060
		73,711,663
Health Care Providers & Services - 9.0%
Anthem, Inc.	91,189	24,876,359
Centene Corp. (a)	755,300	44,638,230
Cigna Corp.	267,664	44,691,858
CVS Health Corp.	398,160	22,332,794
Humana, Inc.	22,600	9,023,728
UnitedHealth Group, Inc.	149,500	45,618,430
		191,181,399
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	783,000	45,766,350
Bristol-Myers Squibb Co. rights (a)	414,000	1,349,640
Roche Holding AG (participation certificate)	101,314	32,555,383
Sanofi SA sponsored ADR	464,642	21,048,283
		100,719,656

TOTAL HEALTH CARE		365,612,718

INDUSTRIALS - 10.4%
Air Freight & Logistics - 0.6%
Deutsche Post AG	168,100	7,447,382
XPO Logistics, Inc. (a)	60,100	5,409,000
		12,856,382
Building Products - 2.1%
Carrier Global Corp.	200,300	6,688,017
Owens Corning	253,200	16,577,004
Trane Technologies PLC	151,100	20,058,525
		43,323,546
Electrical Equipment - 2.0%
Regal Beloit Corp.	190,800	18,822,420
Siemens Energy AG (a)	100,800	2,207,058
Vestas Wind Systems A/S	122,700	21,050,905
		42,080,383
Industrial Conglomerates - 1.1%
Siemens AG	205,400	24,089,364
Machinery - 3.2%
ITT, Inc.	175,700	10,631,607
Oshkosh Corp.	297,300	20,026,128
Otis Worldwide Corp.	194,650	11,928,152
Pentair PLC	235,300	11,708,528
Stanley Black & Decker, Inc.	87,000	14,459,400
		68,753,815
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)	67,300	2,066,110
HD Supply Holdings, Inc. (a)	497,800	19,842,308
United Rentals, Inc. (a)	44,200	7,880,418
		29,788,836

TOTAL INDUSTRIALS		220,892,326

INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,112,500	39,938,750
CommScope Holding Co., Inc. (a)	231,400	2,059,460
		41,998,210
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	311,434	30,171,726
IT Services - 2.0%
Amdocs Ltd.	207,682	11,709,111
Capgemini SA	76,600	8,844,496
Cognizant Technology Solutions Corp. Class A	317,513	22,676,778
		43,230,385
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc.	6,800	2,377,484
NXP Semiconductors NV	94,100	12,714,792
ON Semiconductor Corp. (a)	120,800	3,030,872
		18,123,148
Software - 0.5%
Nortonlifelock, Inc.	484,800	9,972,336

TOTAL INFORMATION TECHNOLOGY		143,495,805

MATERIALS - 3.7%
Chemicals - 1.5%
Albemarle Corp. U.S.	132,200	12,322,362
DuPont de Nemours, Inc.	356,300	20,266,344
		32,588,706
Metals & Mining - 2.2%
BHP Billiton Ltd. sponsored ADR	39,700	1,909,967
Lundin Mining Corp.	2,168,700	13,103,682
Newmont Corp.	502,000	31,545,680
		46,559,329

TOTAL MATERIALS		79,148,035

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	161,200	10,124,972
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	750,093	37,804,687

TOTAL REAL ESTATE		47,929,659

UTILITIES - 10.0%
Electric Utilities - 7.2%
Duke Energy Corp.	225,900	20,807,649
Evergy, Inc.	445,100	24,569,520
Exelon Corp.	746,112	29,762,408
FirstEnergy Corp.	33,300	989,676
PG&E Corp. (a)	2,310,900	22,092,204
Portland General Electric Co.	176,511	6,936,882
PPL Corp.	280,500	7,713,750
Southern Co.	717,400	41,214,630
		154,086,719
Gas Utilities - 0.7%
Atmos Energy Corp.	166,500	15,263,055
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	726,300	12,615,831
Multi-Utilities - 1.5%
Dominion Energy, Inc.	293,300	23,563,722
NiSource, Inc.	328,600	7,547,942
		31,111,664

TOTAL UTILITIES		213,077,269

TOTAL COMMON STOCKS
(Cost $1,890,579,783)		2,040,935,261

Nonconvertible Preferred Stocks - 1.9%
INFORMATION TECHNOLOGY - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co. Ltd.
(Cost $38,830,027)	938,140	41,641,511

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.10% (c)	60,711,569	60,723,711
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	671,620	671,688
TOTAL MONEY MARKET FUNDS
(Cost $61,395,399)		61,395,399
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,990,805,209)		2,143,972,171
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(15,953,354)
NET ASSETS - 100%		$2,128,018,817

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,550
Fidelity Securities Lending Cash Central Fund	3,229
Total	$19,779

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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